Contract revenues - Tau-PET imaging agent -2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) (Details) SFr in Thousands, € in Millions	12 Months Ended			140 Months Ended
	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	May 31, 2014 CHF (SFr)	May 31, 2014 EUR (€)
Contract revenues
Revenue from contracts with customers	SFr 3,573	SFr 27,309	SFr 14,801
Tau-PET Imaging Agent [Member]
Contract revenues
Revenue from contracts with customers	0	0	0
Tau-PET Imaging Agent [Member] | 2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) [Member]
Contract revenues
Collaborative agreement, Milestone payment received	0	SFr 0	SFr 0	SFr 7,900	€ 7.5
Tau-PET Imaging Agent [Member] | 2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) [Member] | Maximum
Contract revenues
Total potential collaboration agreement value	SFr 142,900			SFr 142,900		€ 152.5	SFr 150,000	€ 160.0